Additional information: condensed financial statements of the Company (Condensed statements of cash flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed statement of cash flows [Line Items]
Net cash (used in)/provided by operating activities	$ 281,493	¥ 1,823,442	¥ 1,301,351	¥ 891,173
Net cash used in investing activities	(161,787)	(1,048,022)	(3,954,055)	(659,603)
Net cash (used in) / provided by financing activities	$ (52,046)	¥ (337,143)	¥ 2,402,762	¥ (5,687)
Parent [Member]
Condensed statement of cash flows [Line Items]
Net cash (used in)/provided by operating activities
Net cash used in investing activities			¥ (2,412,290)
Net cash (used in) / provided by financing activities			¥ 2,412,290